Organization, Basis of Presentation and Management's Plans	12 Months Ended
Dec. 31, 2013
Organization, Basis of Presentation and Management's Plans [Abstract]
Organization, Basis of Presentation and Management's Plans

Note 1 - Organization, Basis of Presentation and Management's Plans

Organization

Enerpulse Technologies, Inc. was incorporated in the state of Nevada on May 3, 2010 and currently conducts its operations primarily through its wholly-owned subsidiary, Enerpulse, Inc. (collectively the "Company"). Enerpulse, Inc. (Enerpulse) was incorporated in the state of Delaware on January 20, 2004. The Company engages in the design, development, manufacturing and marketing of an energy and efficiency enhancing product in the automotive industry. Company headquarters are located in Albuquerque, New Mexico. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

On September 4, 2013, Enerpulse's shareholders transferred 100% of the outstanding shares of Enerpulse to L2 Medical Development Company (L2 MDC), a publicly traded US shell company, in exchange for 7,646,780 shares of common stock of L2 MDC (the "Merger"), equal to 93.5% of the issued and outstanding shares of L2 MDC on a fully diluted basis, after giving effect to the conversion of an all of Enerpulse's outstanding preferred stock. In addition, a convertible note automatically converted into 686,725 shares of L2 MDC common stock and a warrant to purchase 87,500 shares of common stock on the date of the Merger.

The Merger was accounted for as a reverse acquisition and a recapitalization of Enerpulse. Enerpulse is the acquirer for accounting purposes and L2 MDC is treated as the acquired company. As a result of the Merger, Enerpulse's historical financial statements for the periods prior to the acquisition have been retroactively restated for, and give effect to, the number of shares received in the Merger. The accumulated deficit of Enerpulse was carried forward after the acquisition.

Effective October 4, 2013, L2 MDC changed its name to Enerpulse Technologies, Inc.

Management's Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of approximately $3,952,000 and $2,704,000 for the years ended December 31, 2013 and 2012, respectively, and anticipates a net loss for 2014. The Company also used net cash in operations of approximately $3,054,000 and $1,927,000 for the years ended December 31, 2013 and 2012, respectively, and has a working capital deficit of approximately $34,000 at December 31, 2013. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management's plans are to secure additional funding to cover working capital needs until positive cash flow from operations occurs, which is anticipated to commence in 2015. The Company has a history of securing funding from various venture capital firms (approximately $22 million) since 2004. In August 2013, the Company raised $1,750,000 in exchange for a convertible promissory note which is expected to fund the Company through the first quarter of 2014. On September 30, 2013, the Company filed with the United States Securities and Exchange Commission (SEC) a Registration Statement on Form S-1 for a proposed public offering of 2,500,000 shares of common stock and warrants to purchase up to an aggregate of 2,500,000 shares of common stock for gross proceeds of between $7.5 million and $10.0 million (the "Proposed Offering"). The Company intends to work towards consummating the Proposed Offering during the first quarter of 2014. The exact terms of the Proposed Offering are not known, and the actual number of shares of common stock and warrants that the Company may sell and the proceeds it may receive will depend on multiple factors, including market conditions and the market price of the Company's common stock. There can be no assurances that market conditions will permit the Company to sell any particular amount of common stock or warrants in the Proposed Offering. There can be no assurance that any financing transaction, if commenced, will be completed or as to the value that any such transaction might have for our stockholders.

On March 3, 2014, the Company received $80,000 in financing in exchange for two bridge loans from two employees and warrants to purchase 10,667 shares of common stock at an exercise price of $3.75 per share. The bridge loans are due within 60 days from issuance, with an annual rate equal to 12% due upon repayment. The note purchase agreement allows the Company to borrow up to $400,000 through the issuance of promissory notes. Management believes this financing will enable the Company to continue to operate through the closing of the Proposed Offering.